Schedule of Future Minimum Rental Payments for Operating Leases (Details)	12 Months Ended
Feb. 29, 2016 CAD
Commitments Schedule Of Future Minimum Rental Payments For Operating Leases 1	CAD 510,121
Commitments Schedule Of Future Minimum Rental Payments For Operating Leases 2	515,941
Commitments Schedule Of Future Minimum Rental Payments For Operating Leases 3	521,761
Commitments Schedule Of Future Minimum Rental Payments For Operating Leases 4	534,877
Commitments Schedule Of Future Minimum Rental Payments For Operating Leases 5	366,297
Commitments Schedule Of Future Minimum Rental Payments For Operating Leases 6	251,064
Commitments Schedule Of Future Minimum Rental Payments For Operating Leases 7	CAD 2,700,061